Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 411,900	$ 59,720	¥ (3,654,528)	¥ (3,470,480)
Adjustments to reconcile net (loss) income to net cash used in operating activities
Depreciation and amortization	88,343	12,809	67,422	63,669
Share-based compensation	919,255	133,279	3,628,602	3,254,335
Modification of options	0	0	209,311	231,972
Allowance for doubtful accounts	4,613	669	1,591	18,678
Provision for loans receivable	194,272	28,167	97,658	94,160
Loss (gain) from disposal of property and equipment	(483)	(70)	283	1,425
Net loss from disposal of investment in equity investees	879	127	124	0
Investment (income) loss from forward contract	4,058	588	(25,878)	0
Share of loss in equity method investees	1,246	181	11,321	11,054
Unrealized (gains) loss from fair value changes of short term investments and derivative assets	63,390	9,191	(23,967)	(18,140)
Noncash lease expense	12,220	1,772	0	0
Impairment loss and others	(15,048)	(2,182)	96,099	22,030
Changes in operating assets and liabilities:
Accounts receivable	14,069	2,040	18,799	(16,396)
Amounts due from related parties	7,075	1,026	(7,075)	1,130
Loans receivable	(1,065,054)	(154,418)	(561,368)	79,978
Prepayments and other current assets	(943,214)	(136,753)	(656,008)	(27,773)
Deferred tax assets	(20,998)	(3,044)	(1,450)	(1,958)
Accounts payable	(1,428)	(207)	5,314	5,859
Prepaid for freight listing fees and other service fees	78,844	11,431	41,898	58,137
Income tax payable	20,695	3,000	5,614	15,465
Other tax payable	82,839	12,011	191,621	6,404
Amounts due to related parties	(6,252)	(906)	(31,213)	22,242
Accrued expenses and other current liabilities	158,236	22,942	385,712	233,501
Deferred tax liabilities	(14,153)	(2,052)	(11,301)	(10,550)
Operating lease liabilities	(8,824)	(1,279)	0	0
Other non-current assets	(2,000)	(290)	0	0
Net cash provided by (used in) operating activities	(15,520)	(2,248)	(211,419)	574,742
Cash flows from investing activities:
Purchases of short-term investments	(84,599,727)	(12,265,807)	(23,340,272)	(9,377,260)
Maturity of short-term investments	86,901,541	12,599,539	10,069,291	6,613,919
Maturity of forward contracts	(4,058)	(588)	25,878	0
Payments for investment in equity investees	(6,500)	(942)	(887,327)	(34,475)
Acquisition of subsidiaries, net of cash acquired	(76,586)	(11,104)	(242,009)	(17,728)
Prepayments for long-term investments	0	0	0	(100,000)
Net cash out in relation to disposal of a subsidiary	0	0	(401)	0
Return of prepayments for equity investments	0	0	0	90,000
Return from dissolution of equity investments	1,502	218	11,929	0
Loans to related parties	0	0	0	(63,482)
Repayments of loans from related parties	0	0	0	109,792
Repayments of loans from a third party company	0	0	0	120,000
Purchases of property and equipment, land use rights and intangible assets	(85,686)	(12,423)	(43,220)	(53,064)
Proceeds from disposal of property and equipment and intangible assets	735	107	7,158	21,403
Net cash (used in) provided by investing activities	2,131,221	309,000	(14,398,973)	(2,690,895)
Cash flows from financing activities:
Repayments of short-term loans	(9,000)	(1,305)	0	(500,000)
Cash paid to investors of the consolidated trusts	0	0	(31,400)	(388,700)
Proceeds from exercise of share options	8	1	20	87
Cash paid for repurchase of ordinary shares and convertible redeemable preferred shares	(884,360)	(128,220)	(2,208,791)	(557,836)
Taxes paid for employees through repurchase of ordinary shares	(508,015)	(73,655)	(376,646)	0
Proceeds from initial public offering, net of issuance cost paid of RMB31,785	0	0	11,059,043	0
Proceeds from issuance of convertible redeemable preferred shares, net of issuance cost paid of RMB3,216, nil and nil during the year ended December 31, 2020, 2021 and 2022, respectively	0	0	385,788	11,081,037
Capital received from redeemable non-controlling interests	71,192	10,322	0	0
Capital received from non-controlling interests	0	0	73,500	0
Loans to a shareholder pledged by convertible redeemable preferred shares	0		0	(1,310,140)
Net cash provided by (used in) financing activities	(1,330,175)	(192,857)	8,901,514	8,324,448
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	71,932	10,425	(87,677)	(127,770)
Net increase (decrease) in cash, cash equivalents and restricted cash	857,458	124,320	(5,796,555)	6,080,525
Cash and cash equivalents and restricted cash, beginning of the year	4,363,613	632,664	10,160,168	4,079,643
Total cash, cash equivalents, and restricted cash	5,221,071	756,984	4,363,613	10,160,168
The following table provides a reconciliation of cash and cash equivalents, and restricted cash reported within the Consolidated Balance Sheets that sum to the total of the same such amounts shown in the Consolidated Statement of Cash Flows.
Cash and cash equivalents, end of the year	5,137,312	744,840	4,284,291	10,060,391
Restricted cash, current	83,759	12,144	65,822	86,277
Restricted cash, non-current	0	0	13,500	13,500
Total cash, cash equivalents, and restricted cash	5,221,071	756,984	4,363,613	10,160,168
Supplemental disclosure of cash flow information:
Cash paid for interest (excluding interest paid to investors of consolidated trusts)	175	25	65	9,052
Income taxes paid	110,491	16,020	49,612	16,379
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of intangible assets through prepayments made in prior year			43,000	20,875
Investment in equity investees through prepayments made in prior year			100,000
Waiver of payable to an equity investee			771
Repurchase of ordinary shares through offsetting loans or interests receivable			5,400	525
Consideration payable for repurchase of ordinary shares			129,738	315,083
Consideration payable for repurchase of share options				¥ 9,519
Consideration payable for acquisition			76,586
Tax payable for employees through repurchase of ordinary shares			¥ 250,008
Settlement of subscription receivables through surrender of ordinary shares held by the shareholder	1,310,140	189,952
Reclassification from non-controlling interests to redeemable non-controlling interests	73,980	10,726
Payables for purchase of intangible assets and property and equipment	¥ 7,505	$ 1,088